UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Australia (14.8%)
Banks
National Australia Bank Ltd.	290,868	$6,172
Westpac Banking Corp.	169,239	3,558
		9,730
Commercial Services & Supplies
Brambles Ltd.	519,127	3,559

Health Care Equipment & Supplies
ResMed, Inc.	525,665	2,685

Information Technology Services
Computershare Ltd.	303,590	2,264

Insurance
AMP Ltd.	1,355,234	5,309
QBE Insurance Group Ltd.	271,479	2,465
		7,774
Real Estate Investment Trusts (REITs)
Mirvac Group REIT	2,212,282	2,679

Real Estate Management & Development
Lend Lease Group REIT	296,165	2,617
		31,308
China (20.3%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	354,500	601

Banks
Bank of China Ltd. H Shares (a)	13,769,000	5,960
China Construction Bank Corp. H Shares (a)	6,091,560	4,080
		10,040
Chemicals
Nan Ya Plastics Corp.	475,000	806

Construction & Engineering
China Machinery Engineering Corp. H Shares (a)	616,000	534

Diversified Consumer Services
TAL Education Group ADR (b)	27,388	880

Food Products
China Mengniu Dairy Co., Ltd. (a)	224,000	791

Independent Power Producers & Energy Traders
Huadian Power International Corp., Ltd. H Shares (a)	984,000	773

Insurance
China Life Insurance Co., Ltd. H Shares (a)	697,000	2,433
China Pacific Insurance Group Co., Ltd. H Shares (a)	466,200	1,726

China Taiping Insurance Holdings Co., Ltd. (a)(b)	271,000	849
		5,008
Internet & Catalog Retail
JD.com, Inc. ADR (b)	52,342	1,364

Internet Software & Services
NetEase, Inc. ADR	5,455	655
Tencent Holdings Ltd. (a)	574,600	9,664
		10,319
Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (a)	786,000	693
Sihuan Pharmaceutical Holdings Group Ltd. (a)(c)	2,581,000	1,197
		1,890
Real Estate Management & Development
China Overseas Land & Investment Ltd. (a)	574,000	1,752

Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (a)	176,000	910

Transportation Infrastructure
Shenzhen International Holdings Ltd. (a)	430,500	594

Wireless Telecommunication Services
China Mobile Ltd. (a)	569,000	6,791
		43,053
Hong Kong (8.4%)
Banks
BOC Hong Kong Holdings Ltd.	833,000	2,464

Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	57,500	1,323

Diversified Telecommunication Services
HKT Trust & HKT Ltd.	1,028,340	1,225

Industrial Conglomerates
CK Hutchison Holdings Ltd.	393,768	5,128

Insurance
AIA Group Ltd.	608,600	3,169

Real Estate Management & Development
Cheung Kong Property Holdings Ltd.	332,768	2,439

Specialty Retail
L’Occitane International SA	172,250	360

Textiles, Apparel & Luxury Goods
Samsonite International SA	551,100	1,809
		17,917

India (12.1%)
Automobiles
Maruti Suzuki India Ltd.	37,157	2,659

Banks
HDFC Bank Ltd.	116,804	2,286
IndusInd Bank Ltd.	165,291	2,380
		4,666
Construction & Engineering
Larsen & Toubro Ltd.	68,806	1,541

Construction Materials
Shree Cement Ltd. (b)	9,880	1,767

Consumer Finance
Shriram Transport Finance Co., Ltd.	129,370	1,827

Information Technology Services
Tata Consultancy Services Ltd.	30,580	1,207

Machinery
Ashok Leyland Ltd.	2,286,718	3,227

Media
Inox Leisure Ltd. (b)	322,750	1,125

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	114,513	1,487

Personal Products
Marico Ltd.	233,099	1,439

Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	122,601	1,967
Sun Pharmaceutical Industries Ltd.	59,257	786
		2,753
Transportation Infrastructure
Gateway Distriparks Ltd.	263,211	1,432

Wireless Telecommunication Services
Idea Cellular Ltd.	269,735	616
		25,746
Indonesia (2.7%)
Diversified Telecommunication Services
Link Net Tbk PT (b)	2,281,000	701
XL Axiata Tbk PT (b)	5,181,100	926
		1,627
Food Products
Nippon Indosari Corpindo Tbk PT	4,421,700	355

Media
Surya Citra Media Tbk PT	4,654,900	876

Multi-line Retail
Matahari Department Store Tbk PT	1,507,400	1,661

Pharmaceuticals
Kalbe Farma Tbk PT	7,245,700	683

Trading Companies & Distributors
AKR Corporindo Tbk PT	1,196,500	479
		5,681
Korea, Republic of (16.0%)
Aerospace & Defense
Korea Aerospace Industries Ltd.	18,254	1,052
LIG Nex1 Co., Ltd. (b)	5,292	339
		1,391
Automobiles
Kia Motors Corp.	58,538	2,655

Banks
KB Financial Group, Inc.	54,890	1,629

Chemicals
LG Chem Ltd.	7,387	1,795
Lotte Chemical Corp.	5,062	1,163
		2,958
Commercial Services & Supplies
KEPCO Plant Service & Engineering Co., Ltd.	13,450	1,375

Household Durables
Coway Co., Ltd.	35,603	2,523

Industrial Conglomerates
SK Holdings Co., Ltd.	7,535	1,558

Insurance
Samsung Life Insurance Co., Ltd.	18,757	1,567

Internet Software & Services
NAVER Corp.	2,780	1,208

Media
Cheil Worldwide, Inc. (b)	27,757	429

Personal Products
Amorepacific Corp.	6,821	2,226
Cosmax, Inc.	3,337	608
		2,834
Semiconductors & Semiconductor Equipment
SK Hynix, Inc.	66,248	1,893

Software
Nexon Co., Ltd.	109,700	1,469

Specialty Retail
Hotel Shilla Co., Ltd.	25,232	2,464

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	5,540	5,328
Samsung Electronics Co., Ltd. (Preference)	1,460	1,137
		6,465
Wireless Telecommunication Services
SK Telecom Co., Ltd.	6,785	1,503
		33,921
Laos (0.4%)
Specialty Retail
Kolao Holdings	75,504	868

Malaysia (1.1%)
Health Care Providers & Services
IHH Healthcare Bhd	1,096,400	1,490

Insurance
Tune Protect Group Bhd	1,142,300	338

Media
Astro Malaysia Holdings Bhd	609,500	391
		2,219
Philippines (3.1%)
Banks
BDO Unibank, Inc.	318,060	705
Metropolitan Bank & Trust Co.	568,313	993
Rizal Commercial Banking Corp.	521,060	336
		2,034
Diversified Financial Services
Ayala Corp.	53,846	886
Metro Pacific Investments Corp.	8,351,800	891
STI Education Systems Holdings, Inc.	15,585,000	160
		1,937
Industrial Conglomerates
DMCI Holdings, Inc.	2,490,301	684
LT Group, Inc.	2,367,000	512
SM Investments Corp.	48,610	928
		2,124
Transportation Infrastructure
International Container Terminal Services, Inc.	337,580	543
		6,638
Singapore (3.2%)
Banks
DBS Group Holdings Ltd.	134,116	1,532
Oversea-Chinese Banking Corp., Ltd.	122,261	757
		2,289

Distributors
Jardine Cycle & Carriage Ltd.	95,700	1,827

Health Care Providers & Services
Raffles Medical Group Ltd.	149,622	476

Multi-Utilities
Keppel Infrastructure Trust (Units) (d)	4,005,100	1,478

Specialty Retail
OSIM International Ltd.	654,600	749
		6,819
Taiwan (14.6%)
Diversified Financial Services
Chailease Holding Co., Ltd.	837,080	1,313
Fubon Financial Holding Co., Ltd.	1,280,000	2,000
		3,313
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	342,000	1,612
Hon Hai Precision Industry Co., Ltd.	1,360,050	3,558
Largan Precision Co., Ltd.	20,000	1,570
		6,740
Food Products
Uni-President Enterprises Corp.	1,624,046	2,821

Internet & Catalog Retail
momo.com, Inc.	62,925	375

Internet Software & Services
PChome Online, Inc.	25,000	289

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	2,007,000	2,196
Advanced Semiconductor Engineering, Inc. ADR	25,033	137
Hermes Microvision, Inc.	25,584	978
Siliconware Precision Industries Co., Ltd.	116,948	145
Siliconware Precision Industries Co., Ltd. ADR	11,880	75
Taiwan Semiconductor Manufacturing Co., Ltd.	1,554,592	6,204
		9,735
Tech Hardware, Storage & Peripherals
Catcher Technology Co., Ltd.	242,000	2,586
Pegatron Corp.	686,000	1,689
		4,275
Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	138,456	2,190

Wireless Telecommunication Services
Taiwan Mobile Co., Ltd.	417,000	1,274
		31,012

Thailand (1.3%)
Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	1,228,920	976

Real Estate Management & Development
Land and Houses PCL (Foreign)	1,685,480	375

Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	143,700	896
Total Access Communication PCL (Foreign)	192,900	308
Total Access Communication PCL NVDR	71,600	114
		1,318
		2,669
Total Common Stocks (Cost $200,824)		207,851
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $2,856)	2,856,398	2,856
Total Investments (99.3%) (Cost $203,680) (f)(g)(h)		210,707
Other Assets in Excess of Liabilities (0.7%)		1,590
Net Assets (100.0%)		$212,297

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Security has been deemed illiquid at September 30, 2015.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(g)

The approximate fair value and percentage of net assets, $203,204,000 and 95.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $27,719,000 and the aggregate gross unrealized depreciation is approximately $20,692,000 resulting in net unrealized appreciation of approximately $7,027,000.

ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	KRW	2,155,581	$1,817	10/19/15	USD	1,819	$1,819	$2
State Street Bank and Trust Co.	KRW	7,684,528	6,479	10/19/15	USD	6,424	6,424	(55)
			$8,296				$8,243	$(53)

KRW      –  South Korean Won

USD        –  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	54.2%
Banks	15.6
Insurance	8.5
Internet Software & Services	5.6
Semiconductors & Semiconductor Equipment	5.5
Wireless Telecommunication Services	5.5
Tech Hardware, Storage & Peripherals	5.1
Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $53,000.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2015 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$339	$1,052	$—	$1,391
Automobiles	—	5,915	—	5,915
Banks	—	32,852	—	32,852
Chemicals	—	3,764	—	3,764
Commercial Services & Supplies	—	4,934	—	4,934
Construction & Engineering	—	2,075	—	2,075
Construction Materials	—	1,767	—	1,767
Consumer Finance	—	1,827	—	1,827
Distributors	—	1,827	—	1,827
Diversified Consumer Services	880	—	—	880
Diversified Financial Services	—	6,573	—	6,573
Diversified Telecommunication Services	—	2,852	—	2,852
Electronic Equipment, Instruments & Components	—	6,740	—	6,740
Food Products	—	3,967	—	3,967
Health Care Equipment & Supplies	—	2,685	—	2,685
Health Care Providers & Services	—	1,966	—	1,966
Hotels, Restaurants & Leisure	—	976	—	976
Household Durables	—	2,523	—	2,523
Independent Power Producers & Energy Traders	—	773	—	773
Industrial Conglomerates	—	8,810	—	8,810
Information Technology Services	—	3,471	—	3,471
Insurance	—	17,856	—	17,856
Internet & Catalog Retail	1,364	375	—	1,739
Internet Software & Services	655	11,161	—	11,816
Machinery	—	3,227	—	3,227
Media	—	2,821	—	2,821
Multi-Utilities	—	1,478	—	1,478
Multi-line Retail	—	1,661	—	1,661
Oil, Gas & Consumable Fuels	—	1,487	—	1,487
Personal Products	—	4,273	—	4,273
Pharmaceuticals	—	5,326	—	5,326
Real Estate Investment Trusts (REITs)	—	2,679	—	2,679
Real Estate Management & Development	—	7,183	—	7,183
Semiconductors & Semiconductor Equipment	212	11,416	—	11,628
Software	—	1,469	—	1,469
Specialty Retail	—	4,441	—	4,441
Tech Hardware, Storage & Peripherals	—	10,740	—	10,740
Textiles, Apparel & Luxury Goods	—	4,909	—	4,909
Trading Companies & Distributors	—	479	—	479
Transportation Infrastructure	—	2,569	—	2,569
Wireless Telecommunication Services	—	11,502	—	11,502
Total Common Stocks	3,450	204,401	—	207,851
Short-Term Investment		—	—
Investment Company	2,856	—	—	2,856
Foreign Currency Forward Exchange Contract	—	2	—	2
Total Assets	6,306	204,403	—	210,709
Liabilities:
Foreign Currency Forward Exchange Contract	—	(55)	—	(55)
Total	$6,306	$204,348	$—	$210,654

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015